Loss Per Share (Details) - Schedule of Loss Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loss Per Share Abstract
Net loss	$ (13,893,281)	$ (105,296,603)	$ (1,009,952)
Weighted average number of ordinary share outstanding
Basic	87,534,052	78,614,174	55,440,527
Diluted	87,534,052	78,614,174	55,440,527
Loss per share
Basic	$ (0.16)	$ (1.34)	$ (0.02)
Diluted	$ (0.16)	$ (1.34)	$ (0.02)